Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) (USD $)	3 Months Ended		12 Months Ended		208 Months Ended	211 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) [Line Items]
Research and Development Expense (in Dollars)	$ 0	$ 0	$ 0	$ 35,544	$ 2,935,949	$ 2,935,949
Stock Options and Warrants [Member]
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,249,008	18,689,008	11,749,008	14,980,000
Convertible Debt Securities [Member]
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	57,426,272	8,577,214	52,530,562	6,603,582
Minimum [Member]
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	17 years		17 years
Maximum [Member]
Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years		20 years